Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 129,783	$ 20,002
Trade and other receivables	8,856	7,132
Inventories	10,668	10,704
Prepaid expenses	2,542	2,876
Derivative instruments	1,815	0
Total current assets	153,664	40,714
Non-current assets
Restricted cash	4,716	4,527
Property, plant and equipment	248,815	147,399
Investment in joint ventures	2,843	0
Derivative instruments	2,958	0
Total assets	412,996	192,640
Current liabilities
Trade and other payables	38,819	37,333
Metals contract liability	21,308	12,887
Silver contract liability	13,325	0
Derivative instruments	0	709
Convertible debenture	0	10,849
Pre-payment facility	0	2,000
Credit facility	7,041	2,050
Term loan facility	2,918	0
Royalty payable	2,753	2,762
Total current liabilities	86,164	68,590
Non-current liabilities
Other long-term liabilities	2,446	1,658
Metals contract liability	19,718	22,917
Silver contract liability	24,196	14,568
Credit facility	399	7,440
Term loan facility	45,312	0
Post-employment benefit obligations	2,131	3,892
Decommissioning provision	11,000	11,389
Deferred tax liabilities	13	48
Total liabilities	191,379	130,502
Equity
Share capital	812,582	573,532
Equity reserve	64,322	56,521
Foreign currency translation reserve	13,459	14,426
Deficit	(668,746)	(582,341)
Total equity	221,617	62,138
Total liabilities and equity	$ 412,996	$ 192,640